CONSOLIDATED STATEMENTS OF CHANGES IN SHAREHOLDERS' EQUITY/(DEFICIT) ¥ in Thousands, $ in Thousands	Ordinary shares CNY (¥) shares	Additional paid-in capital CNY (¥)	Treasury Stock CNY (¥)	Statutory reserves CNY (¥)	Accumulated deficit CNY (¥)	Accumulated other comprehensive income/(loss) CNY (¥)	Noncontrolling interests CNY (¥)	CNY (¥) shares	USD ($) shares
Balance at beginning of year at Dec. 31, 2019	¥ 338	¥ 1,581,064	¥ (15,332)	¥ 1,326	¥ (2,152,240)	¥ (184)	¥ (4,749)	¥ (589,777)
Balance at beginning of year (in shares) at Dec. 31, 2019 | shares	436,656,529
Net loss					(72,507)		(616)	(73,123)
Foreign currency translation adjustment						(12,218)		(12,218)
Share-based compensation		620						¥ 620
Restricted shares vested | shares	160,000							160,000	160,000
Balance at end of year at Dec. 31, 2020	¥ 338	1,581,684	(15,332)	1,326	(2,224,747)	(12,402)	(5,365)	¥ (674,498)
Balance at end of year (in shares) at Dec. 31, 2020 | shares	436,816,529
Net loss					(14,472)		211	(14,261)
Foreign currency translation adjustment						(1,871)		(1,871)
Share-based compensation		87						¥ 87
Restricted shares vested | shares								0	0
Balance at end of year at Dec. 31, 2021	¥ 338	1,581,771	(15,332)	1,326	(2,239,219)	(14,273)	(5,154)	¥ (690,543)
Balance at end of year (in shares) at Dec. 31, 2021 | shares	436,816,529
Net loss					455,090		¥ 5,154	460,244	$ 66,729
Foreign currency translation adjustment						18,244		¥ 18,244	$ 2,645
Restricted shares vested | shares								0	0
Balance at end of year at Dec. 31, 2022	¥ 338	¥ 1,581,771	¥ (15,332)	¥ 1,326	¥ (1,784,129)	¥ 3,971		¥ (212,055)	$ (30,746)
Balance at end of year (in shares) at Dec. 31, 2022 | shares	436,816,529